Fees Summary	Nov. 19, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 819,000
Previously Paid Amount	0.00
Total Fee Amount	125.39
Total Offset Amount	0.00
Net Fee	125.39
Narrative - Max Aggregate Offering Price	$ 819,000
Final Prospectus	true